ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Changes in Company's Asset Retirement Obligations (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, beginning of period	$ 279,864	$ 263,847	$ 263,847	$ 247,478
Accretion	5,836	5,481	21,905	21,909
Liabilities settled	(4,437)	(5,839)	(21,630)	(17,342)
Changes due to amount and timing of reclamation			15,742	(7,575)
ARO acquired			0	19,377
Asset retirement obligations, end of period	281,263	263,489	279,864	263,847
Less current portion	(22,227)	(23,154)	(23,353)	(22,238)
Asset retirement obligations, less current portion	$ 259,036	$ 240,335	$ 256,511	$ 241,609